Summary of Significant Accounting Policies - Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Raw materials	$ 54,163	$ 52,770
Work in process	78,419	72,675
Finished goods	169,306	153,811
Total inventories, net	$ 301,888	$ 279,256